Deferred Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred Revenue
7.	Deferred Revenue

Deferred revenue by revenue classification as of December 31, 2018 and September 30, 2019 was as follows (in thousands):

	December 31, 2018	September 30, 2019
		(unaudited)
Current deferred revenue
Sequencing	$11,238	$12,419
Development	1,457	48,850

Total current deferred revenue	12,695	61,269

Non-current deferred revenue
Sequencing	516	1,195
Development	188	227,144

Total non-current deferred revenue	704	228,339

Total current and non-current deferred revenue	$13,399	$289,608

Genentech deferred revenue represents $47.4 million and $226.4 million of the current and non-current development deferred revenue balances, respectively, at September 30, 2019. In general, the current amounts will be recognized as revenue within 12 months and the non-current amounts will be recognized as revenue over a period of approximately seven to eight years. This period of time represents an estimate of the research and development period to develop cellular therapies in oncology, which may be reduced or increased based on the various development activities.

Changes in deferred revenue during the nine months ended September 30, 2019 were as follows (in thousands):

Deferred revenue balance at December 31, 2018	$13,399
Additions to deferred revenue during the period (unaudited)	312,248
Revenue recognized during the period (unaudited)	(36,039)

Deferred revenue balance at September 30, 2019 (unaudited)	$289,608

As of September 30, 2019, $6.4 million was recognized that was included in the deferred revenue balance at December 31, 2018. As a result of cancelled customer sequencing contracts, we recognized $1.5 million of sequencing revenue during the nine months ended September 30, 2019.

9.	Deferred Revenue

Deferred revenue by revenue classification was as follows (in thousands):

	December 31,
	2017	2018
Deferred sequencing revenue	$11,747	$11,754
Deferred development revenue	2,301	1,645

Total deferred revenue	$14,048	$13,399

The opening balance of deferred revenue was $10.4 million as of January 1, 2017. In 2018, as a result of cancelled customer sequencing contracts, we recognized $3.4 million of sequencing revenue.

Changes in deferred revenue were as follows (in thousands):

December 31,
2018
Deferred revenue balance at December 31, 2017	$14,048
Additions to deferred revenue during the period	9,727
Revenue recognized during the period	(10,376)

Deferred revenue balance at December 31, 2018	$13,399